Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [member]	Additional paid-in capital [member]	Treasury shares [member]	Accumulated other Comprehensive income [member] Effect of transition to IFRSs [member]	Accumulated other Comprehensive income [member]	Retained earnings [member] Effect of transition to IFRSs [member]	Retained earnings [member]	Noncontrolling interests [member]	Equity attributable to owners of parent [member]	Total
Balance at Dec. 31, 2016	$ 107,010	$ 103,473	$ (9,020)		$ (1,554)		$ 266,811	$ 418	$ 466,720	$ 467,138
Balance (in shares) at Dec. 31, 2016	356,700		(12,693)
IFRS Statement [Line Items]
Profit (loss) for the year							27,680	(2,142)	27,680	25,538
Other comprehensive income					1,108			(5)	1,108	1,103
Total comprehensive income for the year					1,108		27,680	(2,147)	28,788	26,641
Contributions by and distributions to owners
Declaration of cash dividends							(41,281)		(41,281)	(41,281)
Share-based compensation expenses		945						52	945	997
Restricted stock vested (in shares)			201
Restricted stock vested		(142)	$ 142
Aggregate of contribution by distribution to owners (in shares)			201
Aggregate of contribution by distribution to owners		803	$ 142				(41,281)	52	(40,336)	(40,284)
Changes in ownership interests
New shares issued by subsidiary		130						(25)	130	105
Dilution gain of equity method investment		26							26	26
Sale (purchase) of subsidiary shares to (from) noncontrolling interests		(5)						(33)	(5)	(38)
Transfer of financial liability to noncontrolling interests										0
Aggregate of Changes in Ownership Interests		151						(58)	151	93
Balance at Dec. 31, 2017	$ 107,010	104,427	$ (8,878)		(446)		253,210	(1,735)	455,323	453,588
Balance (in shares) at Dec. 31, 2017	356,700		(12,492)
IFRS Statement [Line Items]
Effect of adopting IFRS 9				$ (193)		$ 193
Profit (loss) for the year							8,569	(2,543)	8,569	6,026
Other comprehensive income					90			5	90	95
Total comprehensive income for the year					(103)		8,762	(2,538)	8,659	6,121
Contributions by and distributions to owners
Declaration of cash dividends							(17,210)		(17,210)	(17,210)
Share-based compensation expenses		386						22	386	408
Restricted stock vested (in shares)			83
Restricted stock vested		(59)	$ 59
Aggregate of contribution by distribution to owners (in shares)			83
Aggregate of contribution by distribution to owners		327	$ 59				(17,210)	22	(16,824)	(16,802)
Changes in ownership interests
New shares issued by subsidiary		21						(10)	21	11
Dilution gain of equity method investment		(26)					(605)		(631)	(631)
Transfer of financial liability to noncontrolling interests										0
Aggregate of Changes in Ownership Interests		(5)					(605)	(10)	(610)	(620)
Balance at Dec. 31, 2018	$ 107,010	104,749	$ (8,819)		(549)		244,157	(4,261)	446,548	442,287
Balance (in shares) at Dec. 31, 2018	356,700		(12,409)
IFRS Statement [Line Items]
Profit (loss) for the year							(13,614)	(2,570)	(13,614)	(16,184)
Other comprehensive income					(403)			12	(403)	(391)
Total comprehensive income for the year					(403)		(13,614)	(2,558)	(14,017)	(16,575)
Contributions by and distributions to owners
Share-based compensation expenses		452						5	452	457
Restricted stock vested (in shares)			77
Restricted stock vested		(55)	$ 55
Aggregate of contribution by distribution to owners (in shares)			77
Aggregate of contribution by distribution to owners		397	$ 55					5	452	457
Changes in ownership interests
Dilution gain of equity method investment		4							4	4
Transfer of financial liability to noncontrolling interests								5,071		5,071
Aggregate of Changes in Ownership Interests		4						5,071	4	5,075
Balance at Dec. 31, 2019	$ 107,010	$ 105,150	$ (8,764)		$ (952)		$ 230,543	$ (1,743)	$ 432,987	$ 431,244
Balance (in shares) at Dec. 31, 2019	356,700		(12,332)